Borrowings - Fair value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	$ 2,728,158	$ 1,718,974
Credit Facility
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	473,000	284,400
Term Loan I
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	0	86,277
Term Loan II
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	0	83,851
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	0	76,821
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	0	98,273
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	67,080	74,064
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	213,319	240,150
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	583,127	593,653
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	70,352	73,897
ABS X Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	524,871	0
ABS Maverick Notes
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	470,695	0
Nordic Bonds
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	298,220	0
Other Miscellaneous Borrowings
Disclosure of detailed information about borrowings [line items]
Total fair value of outstanding debt	$ 27,494	$ 107,588